Average Annual Total Returns		12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Blue Current Global Dividend Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.67%	11.17%		9.95%
Blue Current Global Dividend Fund | MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.95%	5.38%		6.34%
Blue Current Global Dividend Fund | Blue Current Global Dividend Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		16.74%	9.20%		8.11%
Blue Current Global Dividend Fund | Blue Current Global Dividend Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.58%	8.15%		7.32%
Blue Current Global Dividend Fund | Blue Current Global Dividend Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.71%	7.15%		6.46%
Marshfield Concentrated Opportunity Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	14.26%
Marshfield Concentrated Opportunity Fund | Marshfield Concentrated Opportunity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		17.13%	14.47%	16.28%
Performance Inception Date		Dec. 28, 2015
Marshfield Concentrated Opportunity Fund | Marshfield Concentrated Opportunity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.56%	13.59%	15.60%
Marshfield Concentrated Opportunity Fund | Marshfield Concentrated Opportunity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.65%	11.40%	13.54%
Meehan Focus Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%		13.10%
Meehan Focus Fund | S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.29%	10.49%		10.01%
Meehan Focus Fund | Meehan Focus Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		26.11%	17.19%		12.81%
Meehan Focus Fund | Meehan Focus Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.84%	16.83%		12.34%
Meehan Focus Fund | Meehan Focus Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.66%	13.88%		10.56%

[1]	Prior to June 13, 2024, the MSCI World High Dividend Yield Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the MSCI World Index has replaced the MSCI World High Dividend Yield Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The MSCI World High Dividend Yield Index is now the Fund’s secondary index.
[2]	The S&P 500 Value Index is used to provide an additional comparison. The S&P 500 Value Index alters the weights of securities in the S&P 500 Index, overweighting companies with lower price-to-book and price-to-sales ratios, and also overweighting lower predicted and historical sales per share growth rates